FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating loan interests – embedded derivative	$ 209	$ 146
Total financial assets	3,528	4,915
Accounts payable and non-current other liabilities	540	751
Total financial liabilities	45,122	41,511
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	533	1,605	$ 1,696
Total financial liabilities	23	26	$ 26
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating loan interests – embedded derivative	209	146
Securities designated as FVTPL	174	37
Securities designated as AFS	150	168
Derivative assets	85	1,350
Total financial assets	618	1,701
Accounts payable and non-current other liabilities	559	264
Loan payable	23	26
Total financial liabilities	582	290
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating loan interests – embedded derivative	0	0
Securities designated as FVTPL	0	0
Securities designated as AFS	0	0
Derivative assets	0	0
Total financial assets	0	0
Accounts payable and non-current other liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating loan interests – embedded derivative	0	0
Securities designated as FVTPL	0	0
Securities designated as AFS	0	0
Derivative assets	85	96
Total financial assets	85	96
Accounts payable and non-current other liabilities	559	264
Loan payable	0	0
Total financial liabilities	559	264
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Participating loan interests – embedded derivative	209	146
Securities designated as FVTPL	174	37
Securities designated as AFS	150	168
Derivative assets	0	1,254
Total financial assets	533	1,605
Accounts payable and non-current other liabilities	0	0
Loan payable	23	26
Total financial liabilities	$ 23	$ 26